Exchange rates USD to GBP foreign exchange rates (Details) - $ / £	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Foreign exchange rates [abstract]
Closing rate applied at period end	1.30	1.34	1.40
Average rate applied for the period	1.31	1.31	1.36